RELATED PARTY TRANSACTIONS - A summary of significant related party transactions (Details) ¥ in Millions, $ in Millions		12 Months Ended						60 Months Ended
		Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)		Dec. 31, 2015 CNY (¥)	Dec. 01, 2019	Sep. 01, 2019	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 01, 2014 USD ($)	Sep. 01, 2014 USD ($)
Provision of exploration, oil and gas development, oil and gas production as well as marketing, management and ancillary services by the CNOOC Group to the Group
Provision of exploration and support services		¥ 6,881		$ 1,058	¥ 7,359		¥ 9,900
Provision of marketing, management and ancillary services (note b)		6,861		$ 1,055	6,493		5,705
Transactions and balances with CNOOC Finance Corporation Limited ("CNOOC Finance") (note f)
Interest income from deposits in CNOOC Finance		653			901		873
Balances with the CNOOC Group
Amount due to CNOOC - included in other payables and accrued liabilities		193			215					$ 30
Amount due to other related parties - included in trade and accrued payables		16,651			15,091					2,559
Borrowings from CNOOC (note g)		4,532	[1]		4,811	[1]				697
Amounts due from other related parties - included in other current assets		7,874			5,977					1,211
Transactions and balances with other state-owned enterprises
Cash and cash equivalents		12,572			13,735		11,867			1,932		¥ 14,918
Time deposits with maturity over three months		15,380			16,830					$ 2,364
Specified dismantlement fund accounts (note 18)		¥ 7,555			¥ 6,088
Coalbed Methane Resources Exploration and Development Cooperation Agreement with China United Coalbed Methane Corporation Limited
Interest rate		2.52%			1.74%					2.52%	1.74%
China National Offshore Oil Corporation Group [member]
Provision of exploration, oil and gas development, oil and gas production as well as marketing, management and ancillary services by the CNOOC Group to the Group
Provision of exploration and support services		¥ 5,912			¥ 4,357		7,457
Inclusive of amounts capitalized under property, plant and equipment		3,392			2,364		4,158
Provision of oil and gas development and support services		16,317			14,214		22,733
Provision of oil and gas production and support services (note a)	[2]	8,894			7,250		8,384
Provision of marketing, management and ancillary services (note b)	[3]	1,450			994		954
FPSO vessel leases (note c)	[4]	1,383			1,551		1,770
Total expenses arising from povision of exploration, oil and gas development, oil and gas production as well as marketing, management and ancillary services by the CNOOC Group to the Group		33,956			28,366		41,298
Sales of petroleum and natural gas products by the Group to the CNOOC Group
Sales of petroleum and natural gas products (other than long term sales of natural gas and liquefied natural gas) (note d)	[5]	109,518			88,682		105,401
Long term sales of natural gas and liquefied natural gas (note e)	[6]	9,837			8,663		10,557
Total revenue from sales of petroleum and natural gas products by the Group to the CNOOC Group		119,355			97,345		115,958
Balances with the CNOOC Group
Amounts payable, related party transactions		16,844			15,306
CNOOC [member]
Balances with the CNOOC Group
Amount due to CNOOC - included in other payables and accrued liabilities		193			215
Borrowings from CNOOC (note g)		4,532			4,811
Coalbed Methane Resources Exploration and Development Cooperation Agreement with China United Coalbed Methane Corporation Limited
Term of uncommitted revolving loan facility								5 years
Outstanding Principal Amount | $													$ 600
Interest rate													0.95%
Withdrawal amount of the loan | $										$ 564	$ 564
CNOOC [member] | CNOOC International Limited [member]
Coalbed Methane Resources Exploration and Development Cooperation Agreement with China United Coalbed Methane Corporation Limited
Term of uncommitted revolving loan facility									5 years
Outstanding Principal Amount | $														$ 135
Interest rate														0.95%
Withdrawal amount of the loan | $										$ 130	$ 130
Other related parties [member]
Balances with the CNOOC Group
Amount due to other related parties - included in trade and accrued payables		16,651			15,091
Amounts due from other related parties - included in trade receivables		12,401			13,090
Amounts due from other related parties - included in other current assets		513			173
Amounts receivable, related party transactions		12,914			13,263
CNOOC Finance Corporation Limited [member]
Transactions and balances with CNOOC Finance Corporation Limited ("CNOOC Finance") (note f)
Interest income from deposits in CNOOC Finance	[7]	360			564		¥ 629
Deposits in CNOOC Finance	[7]	¥ 19,465			19,437
Coalbed Methane Resources Exploration and Development Cooperation Agreement with China United Coalbed Methane Corporation Limited
Proportion of ownership interest in associate		31.80%		31.80%
Maximum daily outstanding balance for deposits from related parties		¥ 19,500			22,000
A joint venture [member]
Balance with a joint venture
Amount due from a joint venture - included in other current assets		126			135
State-owned enterprises [member]
Transactions and balances with other state-owned enterprises
Cash and cash equivalents		3,824			6,612
Time deposits with maturity over three months		13			108
Specified dismantlement fund accounts (note 18)		7,555			6,088
Total cash in bank and time deposits with certain state-owned banks in the PRC		¥ 11,392			12,808
Minimum [member] | China National Offshore Oil Corporation Group [member]
Coalbed Methane Resources Exploration and Development Cooperation Agreement with China United Coalbed Methane Corporation Limited
Term of long term sale contracts		5 years		5 years
Maximum [member] | China National Offshore Oil Corporation Group [member]
Coalbed Methane Resources Exploration and Development Cooperation Agreement with China United Coalbed Methane Corporation Limited
Term of long term sale contracts		20 years		20 years
Coalbed Methane Resources Exploration and Development Cooperation Agreement [member] | China United Coalbed Methane Corporation Limited [member]
Coalbed Methane Resources Exploration and Development Cooperation Agreement with China United Coalbed Methane Corporation Limited
Accumulated investment		¥ 1,940			¥ 1,647

[1]	In September 2014, CNOOC provided CNOOC International Limited, a wholly-owned subsidiary of the Company a five-year uncommitted revolving loan facility for general purposes, with the principal amount of US$135 million of 0.95% per annum. As at December 31, 2017, the withdrawal amount of the loan was US$130 million (December 31, 2016: US$130 million); In December 2014, CNOOC provided the Company a five-year uncommitted revolving loan facility for general purposes, with the principal amount of US$600 million of 0.95% per annum. As at December 31, 2017, the withdrawal amount of the loan was US$564 million (December 31, 2016: US$564 million).
[2]	These represent the services for production operations, the provision of various facilities and ancillary services, such as provision of different types of materials, medical and employee welfare services, maintenance and repair of major equipment and supply of water, electricity and heat to the Group, some of which may not be available from independent third parties or available on comparable terms.
[3]	These include marketing, administration and management, management of oil and gas operations and integrated research services as well as other ancillary services relating to exploration, development, production and research activities of the Group.In addition, the CNOOC Group leased certain premises to the Group for use as office premises and staff quarters out of which they provided management services to certain properties.
[4]	CNOOC Energy Technology and Services Limited leased FPSO vessels to the Group for use in oil production operations.
[5]	The sales include crude oil, condensate oil, liquefied petroleum gas, natural gas and liquefied natural gas to the CNOOC Group. Individual sales contracts were entered into from time to time between the Group and the CNOOC Group.
[6]	It is the market practice for sales terms to be determined based on the estimated reserves and production profile of the relevant gas fields. The long term sales contracts usually last for 5 to 20 years.
[7]	CNOOC Finance is a 31.8% owned associate of the Company and also a subsidiary of CNOOC. Under the financial services framework agreement with CNOOC Finance dated December 1, 2016, CNOOC Finance continues to provide to the Group settlement, depository, discounting, loans and entrustment loans services. The agreement is effective from January 1, 2017 to December 31, 2019. The depository services were exempted from independent shareholders' approval requirements under the Listing Rules. The Group's maximum daily outstanding balance for deposits stated in CNOOC Finance (including accrued interest but excluding funds placed for the purpose of extending entrustment loans pursuant to the entrustment loan services) in 2017 was RMB19,500 million (2016: RMB22,000 million).